CONVERTIBLE NOTE PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
CONVERTIBLE NOTE PAYABLE [Abstract]
CONVERTIBLE NOTE PAYABLE

NOTE 12 – CONVERTIBLE NOTES PAYABLE

During the year ended 2015, we issued three convertible promissory notes to unaffiliated third parties. The net proceeds from these transactions were used for general working capital purposes. During the nine months ended September 30, 2016 we issued four convertible promissory notes, the net proceeds from which were used to pay the principal and accrued interest of two of the convertible notes issued during the year ended December 31, 2015. The difference between the face amount of the convertible notes and the net proceeds was recorded as deferred financing costs on our consolidated balance sheets, if such difference was the result of payments related to debt issuance costs. Any deferred financing costs are amortized on a straight-line basis, which approximates the effective interest rate method, during the first 180 days that the convertible notes are outstanding, and this amortization is included in interest expense in our consolidated statements of operations.

The following table summarizes our convertible promissory notes as of September 30, 2016:

Issue Date	Issued To	Security	Maturity Date	Interest Rate	Base Conversion Rate	Principal Balance
3/30/2016	Slainte Ventures	Unsecured	12/30/16	12%	N/A	$81,978
4/06/16	Slainte Ventures	Unsecured	12/30/16	12%	N/A	75,000
7/5/2016	Slainte Ventures	Unsecured	12/30/16	12%	N/A	50,000
8/10/16	JSJ Investments	Unsecured	5/10/17	12%	$0.20 per share during first 180 days; 45% discount thereafter	125,000
						$331,978

The convertible notes, including accrued interest payable, may be converted into shares of our common stock at the Conversion Price, in whole, or in part, at various times, after the date of issuance, at the option of the holder (the “Conversion Feature”), as defined by the terms of the convertible note.

The Conversion Price is equal the Base Conversion Rate specified in the table above multiplied by the Variable Conversion Rate (“VCR”), which is equal to the lowest trading price or closing bid price of our common stock during the ten trading day period prior to the date of conversion, divided by the closing price of our common stock on the day of conversion.

If these conversion rates results in a beneficial conversion feature (“BCF”), the BCF is recorded as an unamortized convertible debt discount, which is required to be valued and amortized to interest expense over the term of the Note. We amortize our convertible debt discount on a straight-line basis, which approximates the effective interest rate method, and this amortization is included in amortization of debt discount in our consolidated statements of operations. If a convertible note is repaid, any remaining unamortized deferred financing costs and unamortized debt discount are expensed on the date of repayment.

If a convertible notes is convertible into an unlimited number of unregistered, restricted common shares, it is classified as having and unlimited shares feature (“Unlimited Shares Feature”). The difference between the closing price of our common stock and the VCR is referred to as the Variable Conversion Rate Differential (“VCRD”). If, both the Unlimited Shares Feature and the VCRD meet the definition of an embedded derivative, then together they create a compound embedded derivative liability or, hereafter, simply a “derivative liability.”

In accordance with U.S. GAAP, our derivative liabilities are recorded at fair value on the date of issuance and subsequently remeasured to fair value each reporting period with any change in fair value being recognized as gain (loss) on derivative liabilities in our consolidated statement of operations.

Similarly, accrued interest payable applicable to the convertible notes is convertible into shares of our common stock, without limit, at the same Conversion Price. The fair value of the derivative liabilities applicable to accrued interest payable is measured and recognized at each reporting date as derivative liabilities with a corresponding charge to interest expense.  As noted above, all derivative liabilities are re-measured in subsequent reporting periods with any change in fair value being included in gain (loss) on derivative liabilities.

At September 30, 2016, we have reserved 10.2 million shares of our authorized but unissued common stock for potential conversion of the convertible notes.

Slainte Convertible Notes

On March 30, 2016, we borrowed $81,978, from Slainte Ventures and used the proceeds to repay principal and accrued interest applicable to our $59,000 convertible promissory note dated October 6, 2015, to Vis Vires Group, Inc. The loan, together with interest at 12% per year, is payable on December 30, 2016. We can prepay the loan at any time. If the loan is repaid on or before September 30, 2016, the principal amount which is being repaid will increase by 10%. If the loan is repaid after September 30, 2016, the principal amount which is being repaid will increase by 15%. The amount of the principal increase may be paid with shares of our common stock. The number of shares to be issued for such purpose will be determined by dividing the average closing price of our common stock (which in no case can be greater than $0.45) for the ten trading days preceding the prepayment date. If the loan is not paid when due, then at any time on or before January 10, 2017, Slainte may convert the outstanding principal and interest on the loan into shares of our common stock. The number of shares to be issued on conversion will be determined by dividing the average closing price of our common stock (which in no case can be greater than $0.45) for the ten trading days preceding the conversion date by the outstanding principal and interest on the loan on the conversion date.

On April 6, 2016, we borrowed $75,000 from Slainte Ventures and used the proceeds, along with $52,500 of advances to the Company by officers and directors of the Company, to repay principal and accrued interest applicable to our $102,000 convertible promissory note, dated October 12, 2015, to JSJ Investments, Inc. The loan, together with interest at 12% per year, is payable on December 30, 2016. We can prepay the loan at any time. If the loan is repaid on or before September 30, 2016, the principal amount which is being repaid will increase by 10%. If the loan is repaid after September 30, 2016, the principal amount which is being repaid will increase by 15%. The amount of the principal increase may be paid with shares of our common stock. The number of shares to be issued for such purpose will be determined by dividing the average closing price of our common stock (which in no case can be greater than $0.45) for the ten trading days preceding the prepayment date. If the loan is not paid when due, then at any time on or before January 10, 2017, Slainte may convert the outstanding principal and interest on the loan into shares of our common stock. The number of shares to be issued on conversion will be determined by dividing the average closing price of our common stock (which in no case can be greater than $0.45) for the ten trading days preceding the conversion date by the outstanding principal and interest on the loan on the conversion date.

On July 5, 2016, we borrowed $50,000 from Slainte Ventures and used the proceeds for working capital purposes. The loan, together with interest at 12% per year, is payable on December 30, 2016. We can prepay the loan at any time. If the loan is repaid on or before September 30, 2016, the principal amount which is being repaid will increase by 10%. If the loan is repaid after September 30, 2016, the principal amount which is being repaid will increase by 15%. The amount of the principal increase may be paid with shares of our common stock. The number of shares to be issued for such purpose will be determined by dividing the average closing price of our common stock (which in no case can be greater than $0.45) for the ten trading days preceding the prepayment date. If the loan is not paid when due, then at any time on or before January 10, 2017, Slainte may convert the outstanding principal and interest on the loan into shares of our common stock. The number of shares to be issued on conversion will be determined by dividing the average closing price of our common stock (which in no case can be greater than $0.45) for the ten trading days preceding the conversion date by the outstanding principal and interest on the loan on the conversion date.

JSJ Convertible Note

On August 10, 2016, we borrowed $125,000 from JSJ Investments and used the proceeds for working capital purposes. The loan, together with interest at 12% per year, is payable on May 10, 2017. We can prepay the loan at any time. If the loan is repaid on or before October 16, the principal amount which is being repaid will increase by 25%. If the loan is repaid on or before October 16, 2016 through February 12, 2016, the principal amount which is being repaid will increase by 30%. Thereafter, the note may be repaid only upon written consent from JSJ, and the principal amount that is being repaid will increase by 30%. At any time after the date of the note, JSJ is entitled to convert all of the outstanding and unpaid principal in to shares of our common stock. Until February 12, 2017, the conversion price is $0.20 per share, and thereafter, the conversion price will be at a 45% discount to the lowest closing price of our common stock for the ten trading days preceding the conversion date. JSJ may not make any conversions that would result in the note holder holding more than 4.99% of our issued and outstanding common stock at any one time.

NOTE 12 – CONVERTIBLE NOTES PAYABLE

2015 Convertible Notes

From time to time during 2015, we issued convertible promissory notes (the “2015 Notes”) to unaffiliated third parties. The net proceeds from these transactions are used for general working capital purposes. The difference between the face amount of the 2015 Notes and the net proceeds is recorded as deferred financing costs on our consolidated balance sheets if such difference is the result of payments related to debt issuance costs. Deferred financing costs are amortized on a straight-line basis, which approximates the effective interest rate method, during the first 180 days that the 2015 Notes are outstanding and this amortization is included in interest expense in our consolidated statements of operations.

The following table summarizes our convertible promissory notes issued during the year ended December 31, 2015:

Issue Date	Issued to		Maturity Date	Interest Rate	Default Interest Rate	Base Conversion Rate	VCR Look back Period	VCR Calculated Using	Principal
10/6/2015	Vis Viers Group, Inc.	Unsecured	6/30/2016	8%	22%	58%	10 days	3 lowest closing bids	$59,000.00
10/12/15	JSJ Investments Inc.	Unsecured	7/8/2016	12%	18%	55%	10 days	5 lowest trades	102,000.00
12/9/15	Tangiers Investment Group, LLC	Secured by Certain Assets	12/8/2016	10%	20%	55%	10 days	3 lowest closing bids	220,000.00
Total principal outstanding at December 31, 2015									$381,000.00

The 2015 Notes, including accrued interest payable, may be converted into shares of our common stock at the Conversion Price, as defined below, in whole, or in part, at any time beginning 180 days after the date of issuance, at the option of the holder (the “Conversion Feature”).

The Conversion Price is equal the Base Conversion Rate specified in the table above multiplied by the Variable Conversion Rate (“VCR”) which is equal to the average of the number of lowest trading prices or closing bid prices of our common stock (specified in the table above) during the ten trading day period prior to the date of conversion divided by the closing price of our common stock on the day of conversion.

Both of these conversion rates results in a beneficial conversion features (“BCF”) recorded as unamortized convertible debt discount which is required to be valued and amortized to interest expense over the term of the Note. We amortize our convertible debt discount on a straight-line basis, which approximates the effective interest rate method, during the first 180 days that each 2015 Note is outstanding and this amortization is included in amortization of debt discount in our consolidated statements of operations. If a 2015 Note is repaid during the first 180 days, the remaining unamortized deferred financing costs and unamortized debt discount are expensed on the date of repayment.

The 2015 Notes are convertible into an unlimited number of unregistered, restricted common shares (“Unlimited Shares Feature”). The difference between the closing price of our common stock and the VCR is referred to as the Variable Conversion Rate Differential (“VCRD”). Both the Unlimited Shares Feature and the VCRD meet the definition of an embedded derivative and together are referred to as a compound embedded derivative liability or, hereafter, simply a “derivative liability.”

In accordance with U.S. GAAP, our derivative liabilities are recorded at fair value on the date of issuance and subsequently remeasured to fair value each reporting period with any change in fair value being recognized as gain (loss) on derivative liabilities in our consolidated statement of operations.

Similarly, accrued interest payable applicable to the 2015 Notes is convertible into shares of our our common stock, without limit, at the same Conversion Price. The fair value of the derivative liabilities applicable to accrued interest payable is measured and recognized at each reporting date as derivative liabilities with a corresponding charge to interest expense.  As noted above, all derivative liabilities are re-measured in subsequent reporting periods with any change in fair value being included in gain (loss) on derivative liabilities.

The 2015 Notes also contain prepayment options whereby we may, during the first 180 days that each note is outstanding, prepay the note by paying prepayment premiums ranging from 10% to 40% of the principal then outstanding depending on the date of prepayment.

In general, per the terms of our 2015 Notes, The note holders may not make any conversions that would result in the note holder holding more than 9.99% of our issued and outstanding common stock at any one time.

At December 31, 2015, we have reserved 10.2 million shares of our authorized but unissued common stock for potential conversion of the 2015 Notes.

Should we default on a conversion or repayment of a 2015 Note, the note, accrued interest and default penalties and fees are immediately due and payable.  The minimum default penalty amount ranges from 25% to 50% (or more, under certain circumstances) times the then outstanding principal and unpaid interest.

During the year ended December 31, 2015, we recorded deferred financing fees of $41,100 in connection with the issuance of our 2015 Notes and we recognized $8,700 of amortization of deferred financing costs during the year ended December 31, 2015. This amount is included in interest expense in our consolidated statements of operations.

The aggregate fair value of the derivative liabilities applicable to our 2015 Notes on the dates of issuance was $355,293 and was recorded as derivative liabilities on our consolidated balance sheets. The related BCF debt discount was recorded as a reduction to our convertible notes payable on our consolidated balance sheets. During the year ended December 31, 2015, we recognized $82,500 of amortization related to the 2015 Notes and recorded this amount as amortization of debt discount in our consolidated statements of operations.

We recognized $5,121 of interest expense applicable to our 2015 Notes during the year ended December 31, 2015, and included this amount of accrued interest payable as accrued expenses on our consolidated balance sheets. During the same period, we recorded an additional $4,694 of interest expense and an increase to our derivative liabilities related to the recognition of the BCF applicable to the $5,121 of interest payable.

During the year ended December 31, 2015, we recognized $82,500 of BCF debt discount amortization and recorded this as an increase to our convertible notes payable, net of debt discount on our consolidated balance sheets.

2014 Typenex Note

On August 13, 2014, we entered into a Securities Purchase Agreement with Typenex Co-Investment, LLC ("Typenex"), for the sale of a 10% convertible promissory note (the “Typenex Note”) in the principal amount of $1,657,500 (the “Closing Amount”) convertible into shares of our common stock. The Typenex Note had an original issue discount (“OID”) of $150,000. Typenex retained $7,500 of the Closing Amount for due diligence and legal bills related to the transaction and paid $25,000 on our behalf to a third party for brokerage fees (together, the “Fees”). The financing closed on August 13, 2014 (the “Closing Date”). The Typenex Note was secured by all of our assets.

On August 13, 2014, in conjunction with the $1,657,500 Typenex Note, we received five, unsecured, $250,000 Investor Notes bearing interest at 8% per annum, totaling $1,250,000 that were scheduled to mature with respect to principal and interest on September 13, 2016. On December 29, 2014, we settled the amounts owing under the Typenex Note and the amounts owed to us under the Investor Notes as more fully described in below.

During the year ended December 31, 2014, we recognized $37,807 of interest income applicable to these Investor Notes.

The Typenex Note’s interest rate was 10% per annum. All interest and principal was required to be paid twenty-five months after the date of the first borrowing under the Typenex Note (the “Maturity Date”). The outstanding balance on the Typenex Note was convertible into our common stock, at Typenex’s option, at $3.00 per share (the “Optional Conversion”).

The Typenex Note also contained repayment requirements beginning six months after the first borrowing under the Typenex Note. The repayment requirements gave us the option of making periodic repayments in cash or with shares of our common stock at a price discounted to market in accordance with the terms of the Typenex Note.

In addition, we issued to Typenex warrants (the “Typenex Warrants”) to purchase 997,692 shares of our common stock, subject to adjustment in the event of a cashless exercise, as defined in the Typenex Warrants. Warrant #1 to Purchase Shares of Common Stock (“Typenex Warrant #1”) for 170,044 shares was immediately exercisable with the remainder (Typenex Warrants #2 - #6”) only becoming exercisable, in five tranches, if and when the Investor Notes were paid. The Typenex Warrants were exercisable at $3.00 per share (the “Exercise Price”) until August 31, 2017, on a cash or cashless basis. Under the terms of the Typenex Warrants, if we, at any time while the Typenex Warrants were outstanding, sell or issue our common stock or securities convertible into or exercisable for shares of our common stock, including common stock issued under the Typenex Note, at an effective price per share less than the Exercise Price, then, subject to a few exceptions set forth in the Typenex Warrants, the Exercise Price will be reduced to such lower price provided that the number of shares of common stock issuable under the Typenex Warrants could not exceed a number of shares equal to three times the number of shares of common stock issuable under the Typenex Warrants as of the Closing Date.

On August 15, 2014, we received net cash proceeds from our initial borrowing under the Typenex Note of $225,000 as follows: total initial borrowing of $282,500 less the $32,500 of Fees and less $25,000 of OID applicable to the initial borrowing. We expensed the Fees immediately as interest expense as the initial borrowing and all subsequent tranches were immediately convertible into our common stock by the lender.

With regards to our $282,500 initial borrowing, on August 15, 2014, we recorded the $25,000 of OID plus the $118,373 fair value of the Typenex Warrant #1, plus $139,127 of the $151,937 fair value of the initial borrowing BCF, or, in total, $282,500, as debt discount and recorded the excess, $12,810, as loss on origination of derivative liability in our consolidated statements of operations. We were amortizing the $282,500 debt discount associated with the initial borrowing on a straight line basis, which approximates the effective interest method, over the nine month repayment term of the initial borrowing.

With regards to the remaining $1,375,000 liability owed under the Typenex Note, we recorded the remaining $125,000 of OID as debt discount. We were amortizing the $125,000 debt discount on a straight line basis, which approximates the effective interest method, over the twenty-five month term of the Typenex Note. We also recorded the $576,152 fair value of the Typenex Warrants #2 - #6 as debt discount. Debt discount amortization relating to these warrants would be recognized on a straight line basis over the term of each future borrowing under the Typenex Note.

On December 29, 2014, we paid off the Typenex Note and accrued interest thereon and we repurchased and cancelled the Typenex Warrants #2 - #6 for the purchase of 827,648 of our shares of common stock held by Typenex. Principal and interest owed to us under the Investor Notes were offset against the principal and interest we owed to Typenex under the Typenex Note and, in addition, we paid Typenex $381,714 in cash. We removed the assets and liabilities, including the derivative liability related to the Typenex Note and interest payable conversion features, from our consolidated balance sheets and reduced our common stock balance by the amount previously assigned to the Typenex Warrants #2 - #6 and recorded a loss on extinguishment of debt and repurchase of warrants as follows:

Convertible note payable	$1,657,500
Less: unamortized discount	(822,250)
Accrued interest payable	63,326
Derivative liability	161,158
Typenex Warrants #2 - #6 repurchased	576,152
Less: investor notes receivable	(1,250,000)
Less: accrued interest receivable	(37,807)
Less: cash paid	(381,714)
Loss on extinguishment of debt	$33,635

During the year ended December 31, 2014, we recognized $161,402 of debt discount amortization and interest expense totaling $63,326 applicable to the Typenex Note.

During the year ended December 31, 2014, the fair value of the BCF applicable to Typenex Note accrued interest was $15,320 and this amount was recorded as interest expense and an increase to our derivative liability in our consolidated financial statements.